REVENUES	12 Months Ended
Dec. 31, 2020
REVENUES
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales of solar modules	23,887,476,533	28,344,380,913	32,556,394,365
Sales of solar projects	93,451,309	—	1,197,712,617
Sales of silicon wafers	567,241,687	913,702,864	452,141,442
Sales of solar cells	291,232,876	282,407,099	344,509,546
Sales of other solar materials	203,210,936	155,742,512	478,184,047
Revenue from generated electricity	—	50,054,371	100,516,599
Total	25,042,613,341	29,746,287,759	35,129,458,616

In March 2020, the Company sold two solar power plants in Mexico, that were constructed with an intent to sell, with a combined capacity of 155 MW to an independent third party, and recognized sales of solar projects with the amount of RMB1,197.7 million.

The following table summarizes the Group’s net revenues generated in respective region:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	6,610,688,059	5,195,021,423	6,370,974,981
North America	2,746,348,909	7,550,454,941	10,098,115,960
Europe	1,984,476,407	5,201,919,985	4,644,486,810
Asia Pacific	6,575,869,478	7,304,164,060	9,603,210,650
Rest of the world	7,125,230,488	4,494,727,350	4,412,670,215
Total	25,042,613,341	29,746,287,759	35,129,458,616